Future Income Taxes (Expressed in Canadian $000's except per share amounts)	12 Months Ended
Sep. 30, 2013
Future Income Taxes (Expressed in Canadian $000's except per share amounts) [Text Block]
8.	Future Income Taxes

a)	The significant components of the Company's future tax assets and liabilities are as follows:

	September 30,	September 30,
	2013	2012
	$	$
Property, plant and equipment	1,368	1,384
Non-capital loss carryforward	3,449	2,877
Share issuance costs	337	515
Asset retirement obligation	72	60
Valuation allowance	(5,226)	(4,836)
	-	-

b)	The Company has estimated tax pools totaling $103,921 as follows:

		September 30,
		2013
	Rate of claim	$
U.S. tax pools	100%	83,367
Canadian tax pools	29%	20,554
		103,921

c)	FIT Rate Reconciliation

	Zodiac Exploration	Zodiac USA
	Corp	Corp		Total
Expected (income) loss	1,149	3,362		4,511
US Federal & State tax rate	-	43.4%		-
Adjustment on consolidation	-	( 43.4%	)	-
Consolidated tax rate	29%	34%		-
	333	1,143		1,476
Future tax differences	5,016	-		5,016
Non-deductible	(123)	-		(123)
Valuation	(5,226)	(1,143)		(6,369)